Basic of Presentation and Summary of Significant Accounting Policies (Details) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)	1 Months Ended		3 Months Ended		7 Months Ended
	Sep. 17, 2020	Jun. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Basic of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage (in Dollars)			$ 250,000		$ 250,000
Ordinary shares subject to possible redemption					22,925,650
Shares forfeiture	937,500				937,500
Placement to purchase an aggregate	19,250,000
Interest income earned on investments held in the trust account (in Dollars)					$ 64,000
Net income (loss)		$ (10,220)	$ (3,153,845)	$ (187,258)	$ (3,000,000.0)
Ordinary shares warrant					6,750,000
Over-Allotment Option [Member]
Basic of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Shares forfeiture	937,500